OTHER CURRENT ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS - NET [Abstract]
Schedule of other current assets
Other current assets consist of the following:

in millions of $	As of December 31,
	2016	2017

VAT recoverable	28.1	29.7
Other receivables – net	13.1	29.8
Prepaid expenses – net	13.6	8.2
Others	0.8	0.6

	55.6	68.3